Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Assets
Digital currencies	$ 47,326	$ 181,146
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	30,569	21,016
Derivative asset	0	0
Assets	30,569	21,016
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Fair Value, Recurring [Member] | Level 2 [Member]
Assets
Cash	24,601	23,375
Digital currencies	47,326	181,146
Investments	0	0
Derivative asset	0	0
Assets	71,927	204,521
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Fair Value, Recurring [Member] | Level 3 [Member]
Assets
Cash		0
Digital currencies	0	0
Investments	453	429
Derivative asset	40,507	1,300
Assets	40,960	1,729
Liabilities
Warrant liability	883	760
Convertible loan-derivative component	0	0
Liabilities	$ 883	$ 760